Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

		December 31,
($ in millions)	Notes	2023	2022
Employee compensation		170	173
Current financial liabilities		149	145
Accrued expenses		83	75
Income taxes payable		83	32
Accrued interest payable		82	85
Contract liabilities	4	69	91
Taxes other than income taxes		53	68
Operating lease liabilities	11	40	37
Licensing obligation payable		39	38
Jackpot liabilities	19	38	57
Other		74	36
		879	837

Schedule of Other Non-Current Liabilities

		December 31,
($ in millions)	Notes	2023	2022
Licensing obligation payable	14	350	61
Jackpot liabilities	19	118	114
Reserves for uncertain tax positions		45	52
Contract liabilities	4	43	49
Other		54	98
		609	372